Benefit Plans (Pension Liabilities Recognized in Consolidated Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Other assets	$ 151	$ 29
Accrued liabilities — employment costs	(55)	(22)
Long-term employment costs	(482)	(1,741)
Net pension liability	$ (386)	$ (1,734)